UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lorem Associates
Address: P O Box 11648
         Santa Ana, CA  92711

13F File Number:  28-11549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger A. Bowers
Title:     Chief Compliance Officer
Phone:     714-730-0766

Signature, Place, and Date of Signing:

      /s/ Roger A. Bowers     Santa Ana, CA     January 09, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $40,616 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN FINL GROUP INC OHIO   COM              025932104      212     7350 SH       Sole                     4950        0     2400
AMERICAN INTL GROUP INC        COM              026874107     1578    27061 SH       Sole                    12853        0    14208
AMERICAN NATL INS CO           COM              028591105     2238    18462 SH       Sole                     9300        0     9162
BEAZER HOMES USA INC           COM              07556Q105     1212   163100 SH       Sole                    72100        0    91000
BLACK & DECKER CORP            COM              091797100      167     2400 SH       Sole                     2400        0        0
BORGWARNER INC                 COM              099724106     4260    88000 SH       Sole                    42600        0    45400
CARDINAL HEALTH INC            COM              14149Y108     1746    30229 SH       Sole                    14700        0    15529
CON-WAY INC                    COM              205944101       91     2200 SH       Sole                     1300        0      900
COOPER INDS LTD                CL A             G24182100     1808    34200 SH       Sole                    14600        0    19600
DOW CHEM CO                    COM              260543103     1620    41100 SH       Sole                    23300        0    17800
KB HOME                        COM              48666K109     1944    90000 SH       Sole                    49200        0    40800
KEYCORP NEW                    COM              493267108      638    27200 SH       Sole                     5700        0    21500
LUBRIZOL CORP                  COM              549271104     1316    24300 SH       Sole                    18000        0     6300
NEWFIELD EXPL CO               COM              651290108     2962    56200 SH       Sole                    36000        0    20200
OLIN CORP                      COM PAR $1       680665205     2700   139700 SH       Sole                    72700        0    67000
QUAKER CHEM CORP               COM              747316107      672    30600 SH       Sole                    25100        0     5500
QUANEX CORP                    COM              747620102     3082    59375 SH       Sole                    45125        0    14250
SELECTIVE INS GROUP INC        COM              816300107     1083    47100 SH       Sole                    21600        0    25500
STANDEX INTL CORP              COM              854231107     1588    91000 SH       Sole                    47000        0    44000
STEWART INFORMATION SVCS COR   COM              860372101     1983    76000 SH       Sole                    39500        0    36500
STONE ENERGY CORP              COM              861642106     1121    23900 SH       Sole                    17900        0     6000
TEXTRON INC                    COM              883203101     3964    55600 SH       Sole                    26400        0    29200
TRAVELERS COMPANIES INC        COM              89417E109     1931    35900 SH       Sole                    15900        0    20000
WELLS FARGO & CO NEW           COM              949746101      604    20000 SH       Sole                        0        0    20000
ZALE CORP NEW                  COM              988858106       96     6000 SH       Sole                     6000        0        0